Restructuring.	12 Months Ended
Oct. 31, 2015
Restructuring
Restructuring

Note 4: Restructuring

Summary of Restructuring Plans

HP’s restructuring activities in fiscal 2015 summarized by plan were as follows:

		Fiscal 2015				As of October 31, 2015
	Accrued Balance, October 31, 2014	Charges	Cash Payments	Other Adjustments and Non-Cash Settlements	Accrued Balance, October 31, 2015	Total Costs Incurred to Date	Total Expected Costs to Be Incurred
				In millions
Fiscal 2015 Plan
Severance	$—	$39	$—	$—	$39	$39	$240
Infrastructure and other	—	—	—	—	—	—	60

Total 2015 Plan	—	39	—	—	39	39	300

Fiscal 2012 Plan
Severance and EER	218	23	(216)	(4)	21	1,067	1,067
Infrastructure and other	7	1	(4)	(1)	3	44	44

Total 2012 Plan	225	24	(220)	(5)	24	1,111	1,111

Total restructuring plans	$225	$63	$(220)	$(5)	$63	$1,150	$1,411

Reflected in Consolidated Balance Sheets:
Other accrued liabilities	$187				$61
Other non-current liabilities	$38				$2

Fiscal 2015 Plan

In connection with the Separation, on September 14, 2015, HP’s Board of Directors approved a cost saving plan which includes labor and non-labor actions which will be implemented through fiscal 2016. HP expects approximately 3,000 employees will exit by the end of fiscal 2016. The changes to the workforce will vary by country, based on local legal requirements and consultations with employee works councils and other employee representatives, as appropriate. HP estimates that it will incur aggregate pre-tax charges of approximately $300 million which relate to workforce reductions, real estate consolidation and other non-labor charges.

Fiscal 2012 Plan

On May 23, 2012, HP adopted a multi-year restructuring plan (the “2012 Plan”) designed to simplify business processes, accelerate innovation and deliver better results for customers, employees and stockholders. As of October 31, 2015 HP eliminated 13,700 positions in connection with the 2012 Plan, with a portion of those employees exiting the company as part of voluntary enhanced early retirement (“EER”) programs in the U.S. and in certain other countries. HP recognized $1.1 billion in total aggregate charges in connection with the 2012 Plan which related to workforce reductions, the EER programs, data center and real estate consolidation and other items. The severance and infrastructure related cash payments associated with the 2012 Plan are expected to be paid out through fiscal 2021. As of October 31, 2015, the 2012 Plan is considered complete. HP does not expect any additional charges to this plan.